SUBSEQUENT EVENTS - Agreement (Q2) (Details) - USD ($)	1 Months Ended
	Aug. 31, 2023	Dec. 31, 2022
Ordinary shares
SUBSEQUENT EVENTS
Par value of shares available under right to sell agreement		$ 0.0000001
Subsequent Events | B. Riley Principal Capital II | Class A ordinary shares [Member]
SUBSEQUENT EVENTS
Par value of shares available under right to sell agreement	$ 0.0000001
Subsequent Events | B. Riley Principal Capital II | Class A ordinary shares [Member] | Top of range [member]
SUBSEQUENT EVENTS
Equity value of shares authorized under right to sell agreement	$ 150,000,000
Purchase agreement maturity period	36 months
Subsequent Events | Wave Digita
SUBSEQUENT EVENTS
Purchase agreement maturity period	2 years
Principal amounting	$ 3,000,000
Annual interest rate	6.00%
Equity financing value used to calculate preferred equity	$ 350,000,000
Subsequent Events | Wave Digita | Top of range [member]
SUBSEQUENT EVENTS
Percentage of preferred equity convertible price of average price paid for equity financing	80.00%